UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.1%
	Alabama – 0.3%
$ 500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	$ 509,640
	Alaska – 1.1%
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,934,293
	Series 2006A, 5.000%, 6/01/32
	California – 11.1%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AA+	2,188,358
	Series 2002, 5.375%, 7/01/21 – AGM Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	747,550
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	842,810
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	AA– (4)	3,546,042
	5/01/14 (Pre-refunded 5/01/12)
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	2,407,096
	Series 2006, 5.000%, 4/01/37
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,112,360
	Project, Series 2009, 6.750%, 2/01/38
315	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	No Opt. Call	Baa3	296,884
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,605	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	500,600
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,359,430
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
770	4.500%, 6/01/27	6/17 at 100.00	BBB–	641,449
1,885	5.000%, 6/01/33	6/17 at 100.00	Baa3	1,389,716
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA+	384,585
	2004C, 0.000%, 8/01/32 – AGM Insured
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and	No Opt. Call	A+	766,921
	1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured
515	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds,	8/17 at 100.00	Baa1	409,312
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,247,813
25,830	Total California			19,840,926
	Colorado – 7.1%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,318,625
	SYNCORA GTY Insured
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA–	402,884
	6/15/34 – NPFG Insured
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	967,550
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
2,265	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	2,343,822
1,735	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	1,795,378
1,330	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,446,907
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,296,580
	Senior Lien Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
4,360	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	Baa1	1,241,859
	NPFG Insured
15,630	Total Colorado			12,813,605
	Connecticut – 0.1%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital	1/12 at 100.00	Baa1	252,078
	Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured
	District of Columbia – 0.3%
430	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	BBB	430,576
	Series 2001, 6.250%, 5/15/24
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 –	9/11 at 100.00	AAA	15,070
	NPFG Insured (ETM)
445	Total District of Columbia			445,646
	Florida – 3.3%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	874,510
	General Hospital, Series 2006, 5.250%, 10/01/41
5,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	5,070,451
	2002-17, 5.000%, 10/01/18
6,020	Total Florida			5,944,961
	Illinois – 18.2%
55	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/12 at 100.00	AA	55,103
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	1,054,200
	Trust 1137, 9.316%, 7/01/15 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,708,473
	9/01/31 – RAAI Insured
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	No Opt. Call	Baa3	668,423
	University Center Project, Series 2006B, 5.000%, 5/01/25
4,435	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	4,573,993
	Series 1985A, 5.500%, 8/01/20
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,876,755
	1992C, 6.250%, 4/15/22 (ETM)
315	Illinois Health Facilities Authority, Revenue Bonds, Holy Family Medical Center, Series 1997,	9/11 at 100.00	Baa1	310,996
	5.125%, 8/15/17 – NPFG Insured
2,255	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	2,324,634
	Series 2002, 6.250%, 1/01/17
780	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	9/11 at 100.00	N/R	679,411
	1997, 5.000%, 8/15/21 – AMBAC Insured
2,275	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,275,819
	5.050%, 8/01/27 (Alternative Minimum Tax)
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,835,261
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	532,230
	Series 2006, 0.000%, 5/01/23 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	803,375
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,008,150
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	389,780
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,115,498
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,327,638
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22	12/11 at 100.00	N/R (4)	1,022,100
	(Pre-refunded 12/15/11) – RAAI Insured
40,100	Total Illinois			32,561,839
	Indiana – 6.3%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,130,150
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB	3,234,210
	Series 2001, 5.375%, 9/15/22
1,900	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA+	2,112,515
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	2,100,200
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,321,668
	Series 2005, 4.375%, 7/15/25 – NPFG Insured
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AAA	411,840
	2005Z, 0.000%, 7/15/28 – AGM Insured
11,695	Total Indiana			11,310,583
	Iowa – 1.7%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,362,210
	5.000%, 7/01/20
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	633,945
	5.600%, 6/01/34
3,495	Total Iowa			2,996,155
	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A2	1,435,930
700	4.875%, 7/01/36	7/16 at 100.00	A2	643,608
2,125	Total Kansas			2,079,538
	Maine – 0.1%
90	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	9/11 at 100.00	Aaa	90,347
	7/01/19 – NPFG Insured
	Massachusetts – 0.6%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/11 at 100.00	A–	1,000,620
	Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
15	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/12 at 100.00	AA	15,204
	System Inc., Series 2001C, 6.000%, 7/01/17
1,015	Total Massachusetts			1,015,824
	Michigan – 2.5%
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	1,350,660
	7/01/34 – FGIC Insured
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,911,832
	Credit Group, Series 2002C, 5.375%, 12/01/30
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	288,333
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
4,650	Total Michigan			4,550,825
	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	743,734
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Nebraska – 2.0%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 –	1/13 at 100.00	A1	3,522,365
	AMBAC Insured
	Nevada – 3.7%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	975,340
	International Airport, Series 2010A, 5.250%, 7/01/42
4,095	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	983,537
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	6/12 at 100.00	A	1,692,214
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded	6/12 at 100.00	A3 (4)	2,965,585
	6/01/12) – FGIC Insured
9,605	Total Nevada			6,616,676
	New Hampshire – 0.2%
415	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	11/11 at 100.00	Aa2	430,177
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	New Jersey – 2.3%
4,570	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	1,573,862
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,120,980
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,506,001
6,925	Total New Jersey			4,200,843
	New Mexico – 2.8%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	920,100
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AA+	4,051,440
	1/01/25 – AGM Insured
5,000	Total New Mexico			4,971,540
	New York – 3.0%
1,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	943,410
	Kaleida Health, Series 2006, 4.700%, 2/15/35
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,355,595
	5.375%, 9/01/21 (Pre-refunded 9/01/11)
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	2/18 at 100.00	AA	35,188
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	9/11 at 100.00	AA–	1,856,919
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	268,752
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
5,485	Total New York			5,459,864
	North Carolina – 3.0%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	5,285,250
	1/01/18 – NPFG Insured
	Ohio – 2.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	Baa3	1,134,682
1,355	6.000%, 6/01/42	6/17 at 100.00	Baa3	1,014,502
2,280	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Baa3	1,592,534
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
4,980	Total Ohio			3,741,718
	Oklahoma – 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	3,049,590
	5.000%, 2/15/24
	Pennsylvania – 2.9%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,840,038
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	507,715
	Series 2003, 5.250%, 7/15/24
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	No Opt. Call	AA	766,790
	Bonds, Series 2010B-2, 0.000%, 12/01/30
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	1/12 at 101.00	A+	1,012,810
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative
	Minimum Tax)
4,935	Total Pennsylvania			5,127,353
	Puerto Rico – 0.9%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,043,490
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	Aa2	176,483
8,430	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	457,159
10,600	Total Puerto Rico			1,677,132
	South Carolina – 3.2%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	1,692,900
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	Baa1	1,569,300
	Series 2004A, 5.250%, 8/15/20 – NPFG Insured
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	557,851
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,978,693
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
5,500	Total South Carolina			5,798,744
	South Dakota – 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series	7/12 at 101.00	A+	1,011,111
	2002, 5.125%, 7/01/27 – AMBAC Insured
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	995,930
	Hospitals, Series 2004A, 5.250%, 11/01/34
2,010	Total South Dakota			2,007,041
	Tennessee – 1.2%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	2,084,080
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Texas – 10.3%
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	247,950
	6.000%, 1/01/41
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	1,236,360
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,518,500
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
1,525	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 73.51	Baa1	231,434
	0.000%, 11/15/36 – NPFG Insured
370	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 62.71	Baa1	78,766
	0.000%, 11/15/32 – NPFG Insured
4,005	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	Baa1	574,597
	2001A, 0.000%, 11/15/38 – NPFG Insured
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18	7/12 at 100.00	AA+ (4)	3,140,850
	(Pre-refunded 7/01/12) – AGM Insured
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,216,844
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
290	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	AA+	240,074
	Series 2008I, 0.000%, 1/01/42 – AGC Insured
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	4,871,078
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,689,293
	8/01/42 (Alternative Minimum Tax)
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 (Pre-refunded	8/11 at 100.00	AA (4)	503,020
	8/15/11) – FGIC Insured
23,565	Total Texas			18,548,766
	Utah – 0.7%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	Aa3	1,256,349
	Virginia – 0.5%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB	879,920
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
	Washington – 0.8%
510	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	Aa2	510,495
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	974,150
	Research Center, Series 2011A, 5.625%, 1/01/35
1,500	Total Washington			1,484,645
	Wisconsin – 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,570,550
$ 218,230	Total Municipal Bonds (cost $176,859,582)			175,802,597

Shares	Description			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
34	United Continental Holdings Inc. (6), (7)			$ 769
	Total Common Stocks (cost $0)			769
	Total Investments (Cost $176,859,582) – 98.1%			175,803,366
	Other Assets Less Liabilities – 1.9%			3,491,415
	Net Assets – 100%			$ 179,294,781

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$175,802,597	$—	$175,802,597
Common stocks	769	—	—	769
Total	$769	$175,802,597	$—	$175,803,366

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $176,638,475.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:\

Gross unrealized:
Appreciation	$5,781,168
Depreciation	(6,616,277)
Net unrealized appreciation (depreciation) of investments	$(835,109)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”) filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 532 and 172 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated the 532 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 48 UAL common stock shares on November 14, 2007. The remaining 220 shares of UAL common stock were liquidated by the Fund on March 30, 2010. The Fund received an additional distribution of 34 UAL common stock shares on July 20, 2010, which are still held by the Fund as of June 30, 2011. On October 1, 2010, UAL Corporation was renamed United Continental Holdings, Inc.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011